Marketable Securities	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 2 - MARKETABLE SECURITIES

		December 31,
	Maturity year	2 0 1 7	2 0 1 6
		U.S. dollars in thousands

Short-term (a):
Municipal bond		$4,806	$4,117
Corporate bond		1,072	667
		$5,878	$4,784

Long-term - security bond (b)	Perpetual	$544	$832

a.	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated single -A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.

b.	As of December 31, 2017 the Company held a long-term security bond which is classified as available-for-sale security and presented at fair value. The fair value of the available-for-sale security based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC 820).